Financial Instruments Risk (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Aging of Receivables	The Company’s aging of trade receivables, net was as follows:

	March 31, 2025	March 31, 2024
	$	$
0 – 60 days	30,094	33,239
61+ days	4,924	7,303
	35,018	40,542

Disclosure of Contractual Cash Flows from Lease Receivables
The Company’s undiscounted contractual cash flows from lease receivables is as follows:

		March 31, 2025
		$
Next 12 months		1,935
Over 1 year to 2 years		1,860
Over 2 years to 3 years		1,683
Over 3 years to 4 years		1,181
Over 4 years to 5 years		614
Thereafter		525
Total undiscounted lease payments receivable		7,798
Unearned finance income		(957)
Total lease receivable		6,841
Current	Note 3	(1,585)
Long-term		5,256

Disclosure of Accounts Payable and Accrued Liabilities
The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2025	March 31, 2024
	$	$
Trade payables	27,620	20,325
Accrued liabilities	23,801	20,097
Payroll liabilities	19,643	15,496
Excise and sales tax payable	2,512	2,500
Other payables	29	145
	73,605	58,563

Disclosure of Gross Contractual Obligations
In addition to the commitments outlined in Note 21, the Company has the following undiscounted contractual obligations as at March 31, 2025, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	73,605	73,605	—	—	—
Lease liabilities (1)	85,603	7,960	21,770	9,315	46,558
Loans and borrowings	62,169	21,513	40,656	—	—
	221,377	103,078	62,426	9,315	46,558
(1)Includes interest payable until maturity date.